TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2019	2018

Balance, beginning of fiscal year	$(7,547)	$(5,054)
Adjustment relating to initial adoption of IFRS 9 (note 2(c))	—	(791)
Adjusted balance, beginning of fiscal year	(7,547)	(5,845)
Impairment of trade accounts receivable	(27,652)	(3,634)
Write-off of trade accounts receivable	28,015	1,932
Balance, end of fiscal year	$(7,184)	$(7,547)
TRADE ACCOUNTS RECEIVABLE:

	December 29, 2019	December 30, 2018

Trade accounts receivable	$328,115	$324,706
Allowance for expected credit losses	(7,184)	(7,547)
	$320,931	$317,159